Registration Nos. 333-149907

Investment Company Act File No. 811-3954

=========================================================================================

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-149907), filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2008, the definitive versions of which were filed with the SEC on May 5, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 2-89275) (the “Registration Statement”), filed May 30, 2008.

Item 16	Exhibits.

(1)

Registrant’s Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 13 to the Registration Statement, filed September 30, 1993.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 34 to the Registration Statement, filed May 30, 2006.

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Amended Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008.

(7)(a)	Amended Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008.

(7)(b)	Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 28 to the Registration Statement, filed May 25, 2000.

(7)(c)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 36 to the Registration Statement, filed May 29, 2007

(8)	Not Applicable

(9)(a)	Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 44 to the Registration Statement, filed May 30, 2008.

(9)(b)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 18 to the Registration Statement, filed October 25, 1995.

(10)(a)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008.

(10)(b)	Rule 12b-1 Plan, as amended, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008.

(11)	Opinion of Registrant’s counsel(1)

(12)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus New York AMT-Free Municipal Cash Management*

(13)	Not Applicable

(14)	Consent of Independent Registered Public Accounting Firm(1)

(15)	Not Applicable

(16)	Power of Attorney(1)

(17)(a)	Form of Proxy(1)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement, filed March 27, 2008 (File No. 2-89275).

*	Filed herewith.

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-149907), filed with the SEC on March 26, 2008.

Item 17	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of October, 2008.

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

By:	/s/ J. David Officer*
J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. David Officer*	President (Principal Executive	October 31, 2008
J. David Officer	Officer)

/s/ James Windels*	Treasurer (Principal Financial and	October 31, 2008
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	October 31, 2008
Joseph S. DiMartino

/s/ David W. Burke*	Board Member	October 31, 2008
David W. Burke

/s/ Isabel P. Dunst*	Board Member	October 31, 2008
Isabel P. Dunst

/s/ Warren B. Rudman*	Board Member	October 31, 2008
Warren B. Rudman

/s/ Philip L. Toia*	Board Member	October 31, 2008
Philip L. Toia

/s/ Benaree P. Wiley*	Board Member	October 31, 2008
Benaree P. Wiley

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus New York AMT-Free Municipal Cash Management